CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit/(loss) for the year	€ 34	€ (155)	€ (120)
Foreign currency translation adjustments:
Arising in the year	(1)	(55)	(139)
Foreign currency translation adjustments	(1)	(55)	(139)
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	(226)	50	44
Movement out of reserve	230	(77)	(43)
Movement in deferred tax	1	(4)
Effective portion of changes in fair value of cash flow hedges	5	(31)	1
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations	43	(121)	72
Deferred tax movement on employee benefit obligations	(6)	16	(27)
Total of items that will not be reclassified to income statement	37	(105)	45
Total other comprehensive income/(expense) for the year	41	(191)	(93)
Total comprehensive income/(expense) for the year	75	(346)	(213)
Attributable to:
Owners of the parent	69	(346)	(213)
Non‑controlling interests	6
Total comprehensive income/(expense) for the year	€ 75	€ (346)	€ (213)